A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

December 31, 2025

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Elementum Zephyrus Total Return Cat Bond Fund Ltd.	Global Markets	8,214,216	10,422,021	3.60	1/1/2024	Monthly	30 days	12/31/2025		$10,422,021
Redwood Opportunity Offshore Fund, Ltd.	US/Canada	2,865,810	5,030,134	1.73	2/1/2017	Quarterly	60 days	3/31/2026	(d),(e)	$2,515,067
Sona Credit Fund Ltd	Global	7,972,784	12,860,188	4.42	12/1/2022	Quarterly	45 days	12/31/2025	(d)	$3,215,047
SPF Securitized Products Fund Ltd.	US/Canada	7,735,754	8,790,369	3.02	7/1/2024	Quarterly	65 days	12/31/2025	(d)	$2,197,592

Credit/Income Subtotal		26,788,564	37,102,712	12.77

Equity Hedged

Aleutian Fund, Ltd.	US/Canada	12,934,841	17,987,721	6.19	6/1/2023	Monthly	90 days	12/31/2025		$17,987,721
Anomaly Capital International, Ltd.	Global	10,688,051	18,692,502	6.43	10/1/2020	Custom Quarterly Dates	60 days	12/31/2025	(d)	$3,280,861
Bay Pond Investors (Cayman), Ltd.	Global	10,000,000	10,779,234	3.71	10/1/2025	Quarterly	45 days	12/31/2025	(d)	$2,694,809
Burkehill International Ltd.	Global Markets	11,169,637	13,231,749	4.55	3/1/2024	Quarterly	60 days	12/31/2025		$13,231,749
Davidson Kempner Talonite Fund (Cayman) Ltd.	Europe including UK	13,009,713	13,073,200	4.50	8/1/2025	Quarterly	60 days	12/31/2025		$13,073,200
Jericho Capital International, Ltd.	US/Canada	4,981,500	10,896,613	3.75	1/1/2024	Quarterly	60 days	12/31/2025		$10,896,613
Point72 Capital International, Ltd.	Global	8,057,900	18,992,518	6.53	8/1/2018	Quarterly	45 days	12/31/2025	(d)	$4,748,130

Equity Hedged Subtotal		70,841,642	103,653,537	35.66

Multi-Strategy

Schonfeld Strategic Partners Offshore Fund Ltd.	Global	11,789,522	17,368,592	5.98	6/1/2021	Monthly	45 days	12/31/2025		$17,368,592

Multi-Strategy Subtotal		11,789,522	17,368,592	5.98

Relative Value

Bright Meadow Agency MBS Offshore Fund, Ltd.	US/Canada	8,560,413	11,621,966	4.00	8/1/2021	Monthly	30 days	12/31/2025	(f)	$5,810,983
Elan Feeder Fund Ltd.	Global	9,456,893	13,937,219	4.80	2/1/2022	Monthly	45 days	12/31/2025	(d)	$3,484,305
Linden Investors LP	Global	3,367,963	11,765,789	4.05	4/1/2014	Quarterly	65 days	12/31/2025	(d)	$2,941,447
Symmetry International Fund, Ltd.	Global	12,411,000	35,243,355	12.12	1/1/2015	Anniversary - 30 months	184 days	12/31/2027	(g)	$35,243,355
Trexquant Offshore Fund Ltd.	Global	10,000,000	10,388,502	3.57	6/1/2025	Monthly	60 days	5/31/2026	(g)	$10,388,502

Relative Value Subtotal		43,796,269	82,956,831	28.54

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2025

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Trading

Kirkoswald Global Macro Fund Ltd	Global Markets	11,096,435	14,868,595	5.11	5/1/2023	Quarterly	60 days	12/31/2025	(d)	$3,717,149
Nexus Commodities International Fund Ltd	Global	7,000,000	6,976,683	2.40	11/1/2025	Quarterly	60 days	12/31/2026	(d),(g)	$1,744,171
Rokos Global Macro Fund, Ltd.	Global	4,222,227	13,268,822	4.57	11/1/2015	Monthly	90 days	12/31/2025	(d)	$3,317,206
Statar Capital Offshore (Cayman), Ltd.	US/Canada	4,152,332	8,000,784	2.75	4/1/2022	Monthly	30 days	12/31/2025		$8,000,784
Valent Green Elements Offshore Fund Ltd.	Global Markets	5,500,000	11,102,205	3.82	5/1/2024	Quarterly	90 days	6/30/2026	(g)	$11,102,205

Trading Subtotal		31,970,994	54,217,089	18.65

Total Investment Funds		$185,186,991	$295,298,761	101.60%

Cash Equivalents	Shares	Cost	Fair Value	% of Net Assets
UBS Select Treasury Institutional Fund, 3.67% (h)	5,109,102	$5,109,102	$5,109,102	1.76%

Total Cash Equivalents	5,109,102	$5,109,102	$5,109,102	1.76%

Total Investments and Cash Equivalents		$190,296,093	$300,407,863	103.36%

Other Assets less Liabilities			(9,765,273)	(3.36)

Members’ Capital			$290,642,590	100.00%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	The Investment Fund is subject to an investor level gate of 25%.
(e)	The Fund has submitted a full redemption notice for this holding, and as such, is receiving its proceeds from the Investment Fund.
(f)	The Investment Fund is subject to an investor level gate of 50%.
(g)	This holding is under lock-up and is not redeemable without paying a fee.
(h)

Investment in affiliate. The Fund holds shares in UBS Select Treasury Institutional Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by UBS Asset Management (Americas) LLC. The rate shown is the current yield as of December 31, 2025. The audited financial statements of this entity can be found at www.sec.gov.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2025

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $295,298,761. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $37,102,712) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of December 31, 2025, the Investment Funds in the credit/income strategy had $26,680,691, representing 72% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the equity hedged strategy (total fair value of $103,653,537) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of December 31, 2025, the Investment Funds in the equity hedged strategy had $48,464,254, representing 47% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the multi-strategy strategy (total fair value of $17,368,592) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. The Investment Fund in the multi-strategy strategy is not subject to investor level gates and/or lock-ups.

The Investment Funds in the relative value strategy (total fair value of $82,956,831), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of December 31, 2025, the Investment Funds in the relative value strategy had $82,956,831, representing

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2025

100% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $45,631,857, representing 55% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12-30 months after acquisition. The remaining restriction period for this investment ranges from 5-24 months at December 31, 2025.

The Investment Funds in the trading strategy (total fair value of $54,217,089) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of December 31, 2025, the Investment Funds in the trading strategy had $46,216,305, representing 85% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $18,078,888, representing 33% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12-24 months after acquisition. The remaining restriction period for this investment ranges from 4-10 months at December 31, 2025.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2025.

Please refer to the September 30, 2025 financial statements for full disclosure on the Fund’s portfolio valuation methodology.